Stockholders' Equity and Regulatory Capital	12 Months Ended
Jun. 30, 2020
Disclosure Text Block [Abstract]
STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL

NOTE K – STOCKHOLDERS’ EQUITY AND REGULATORY CAPITAL

Qualified Thrift Lender – Federal regulations require the Banks comply with the Qualified Thrift Lender (“QTL”) test, which requires that 65% of assets be maintained in housing-related finance and other specified assets. If the QTL test is not met, limits are placed on growth, branching, new investment, FHLB advances, and dividends or the institutions must convert to a commercial bank charter. Management believes that the QTL test has been met.

Dividend Restrictions – Dividends from the Banks are the primary source of funds for the Company. Banking regulations limit the amount of dividends that may be paid to the Company by the Banks without prior approval of the Office of the Controller of the Currency (the “OCC.”) Under these regulations the amount of dividends that may be paid in any calendar year is limited to the current year’s net profits, combined with the retained net profits of the preceding two years. At June 30, 2020, the Banks could, without prior approval, declare no dividends.

Regulatory Capital Requirements - The Banks are subject to minimum regulatory capital standards promulgated by the OCC. Failure to meet minimum capital requirements can initiate certain mandatory -- and possibly additional discretionary -- actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Banks must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Prompt corrective action regulations provide five classifications: well-capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required.

Capital Standards – Effective January 1, 2020, the Company and the Banks became subject to the Community Bank Leverage Ratio (“CBLR”) framework. Previously the Company and the Banks were subject to regulatory capital reforms in accordance with Basel III.

Community Bank Leverage Ratio

Certain community banks and holding companies (which include the Company, Frankfort First, First Federal of Kentucky and First Federal of Hazard) that satisfy certain qualifying criteria, including having less than $10 billion in average total consolidated assets and a leverage ratio (referred to as the “community bank leverage ratio”) of greater than 9%, were eligible to opt-in to the CBLR framework. The CBLR ratio is the ratio of a banking organization’s Tier 1 capital to its average total consolidated assets as reported on the banking organization’s applicable regulatory filings. The Banks elected to utilize the CBLR framework effective for the quarter ended March 31, 2020.

On April 6, 2020, federal banking regulators issued two interim final rules that make changes to the CBLR ratio framework and implement certain directives of the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act. The first of the April 2020 interim final rules reduced the minimum ratio from 9% to 8% for those banking organizations otherwise meeting the other existing qualifying criteria) as well as establishing a two-quarter grace period for qualifying community banking organizations whose leverage ratios fall below the 8% CBLR requirement, so long as the banking organization maintains a leverage ratio of 7% or greater. The second interim final rule provides a transition from the temporary 8% CBLR requirement to a 9% requirement. It establishes a minimum CBLR of 8% for the second through fourth quarters of 2020, an 8.5% minimum for 2021 and 9% thereafter, while maintaining a two-quarter grace period for qualifying community banking organizations whose leverage ratios fall no more than 100 basis points below the applicable CBLR requirement. The Company intends to continue with the existing layered ratio structure. Under this framework the Company and the Banks would be considered well-capitalized under the applicable guidelines.

The Basel III, which became effective January 1, 2015, established higher minimum risk-based capital ratio requirements, a new common equity Tier 1 risk-based capital ratio and a new capital conservation buffer (“CCB.”) The regulations also included revisions to the definition of capital and changes in the risk-weighting of certain assets, in addition to redefining “well capitalized” as a 6.5% common equity Tier 1 risk-based capital ratio, an 8.0% Tier 1 risk-based capital ratio, a 10.0% total risk-based capital ratio and a 5.0% Tier 1 leverage ratio. The CCB is 2.5% and, if the Company and the Banks were unable to qualify for the CBLR framework, in order to avoid limitations on capital distributions, including dividend payments, engaging in share repurchases and certain discretionary bonus payments to executive officers, must maintain the CCB at the appropriate level.

The Company’s regulatory capital as of June 30, 2020, is presented in the following table.

			Minimum Requirement
			For Capital
	Actual		Adequacy Purposes
	Amount	Ratio	Amount	Ratio
(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio	$50,962	27.6%	$8,305	4.5%
Tier 1 (core) capital ratio	$50,962	27.6	$11,073	6.0
Total capital ratio	$50,962	27.6	$14,764	8.0

Leverage capital:
Tier 1 leverage capital to average assets	$50,962	15.4	$13,220	4.0

The Banks’ regulatory capital as of June 30, 2020, is presented in the following table.

			Minimum Requirement
			For Capital
	Actual		Adequacy Purposes
	Amount	Ratio	Amount	Ratio
(Dollars in thousands)
Community Bank Leverage Ratio:
First Federal Savings and Loan Association of Hazard	$18,256	21.9%	$3,740	8.0%
First Federal Savings Bank of Kentucky	$29,898	12.1	$15,153	8.0

					Minimum
	As of June 30, 2019				Requirement
			Minimum		To be “Well-
			Requirement		Capitalized” Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Dollars in thousands)
Risk-based capital:
Common Equity Tier 1 capital ratio
Kentucky First Federal	$51,767	26.8%	$8,685	4.5%	N/A	N/A
First Federal of Hazard	18,275	38.5	2,139	4.5	$3,090	6.5%
First Federal of Kentucky	29,659	20.4	6,543	4.5	9,451	6.5

Tier 1 (core) capital ratio
Kentucky First Federal	51,767	26.8	11,581	6.0	N/A	N/A
First Federal of Hazard	18,275	38.5	2,852	6.0	3,803	8.0
First Federal of Kentucky	29,659	20.4	8,724	6.0	11,632	8.0

Total capital ratio
Kentucky First Federal	53,223	27.5	15,441	8.0	N/A	N/A
First Federal of Hazard	18,816	39.6	3,803	8.0	4,753	10.0
First Federal of Kentucky	30,574	21.0	11,632	8.0	14,540	10.0

Leverage capital:
Tier 1 leverage capital to average assets
Kentucky First Federal	51,767	16.7	12,424	4.0	N/A	N/A
First Federal of Hazard	18,275	22.3	3,285	4.0	4,106	5.0
First Federal of Kentucky	29,659	12.9	9,175	4.0	11,469	5.0

As of June 30, 2020 and 2019, management believes that First Federal of Hazard and First Federal of Kentucky met all capital adequacy requirements to which the Banks were subject. There are no conditions or subsequent events that have occurred that managements believes have changed the Banks’ categories.

Regulations of the Board of Governors of the Federal Reserve System governing mutual holding companies require First Federal MHC to meet certain criteria before the company may waive the receipt by it of any common stock dividend declared by Kentucky First Federal Bancorp. During each of the fiscal years ended June 30, 2020 and 2019, and pursuant to the provisions allowed by the Board of Governors of the Federal Reserve System, First Federal MHC waived $1.9 million in dividends.